BBB Foods Inc. Separate Condensed Financial Information - Summary of Condensed Statements of Financial Position of BBB Foods Inc. (Details) - MXN ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash		$ 1,051,641	$ 934,166
Total current assets		4,393,160	3,599,202
Non-current assets:
Total non-current assets		10,570,642	8,195,705
Total assets		14,963,802	11,794,907
Current liabilities:
Total current liabilities		8,951,941	6,804,402
Non-current liabilities:
Debt with related parties (Note 13)	[1]	4,340,452	4,276,058
Bonus payable to related parties (Note 13)		0	44,528
Long-term debt (Note 14)		577,318	540,734
Total non-current liabilities		10,646,709	9,703,766
Total liabilities		19,598,650	16,508,168
Stockholders' equity (Note 16):
Reserve for share-based payments		851,701	467,135
Total stockholders' equity		(4,634,848)	(4,713,261)	$ (4,451,940)
Total liabilities and stockholders' equity		14,963,802	11,794,907
BBB Foods Inc.
Current assets:
Cash		14,988	17,364
Accounts receivables from related parties		441	505
Total current assets		15,429	17,869
Non-current assets:
Investments in subsidiaries		173,574	34,737
Total non-current assets		173,574	34,737
Total assets		189,003	52,606
Current liabilities:
Bonus payable to related parties (Note 13)		43,161
Total current liabilities		43,161
Non-current liabilities:
Debt with related parties (Note 13)		4,340,452	4,276,058
Bonus payable to related parties (Note 13)		0	44,528
Long-term debt (Note 14)		449,716	445,281
Total non-current liabilities		4,790,168	4,765,867
Total liabilities		4,833,329	4,765,867
Stockholders' equity (Note 16):
Capital stock (Note 16)		471,282	471,282
Reserve for share-based payments		851,700	467,135
Cumulative losses		(5,967,308)	(5,651,678)
Total stockholders' equity		(4,644,326)	(4,713,261)
Total liabilities and stockholders' equity		$ 189,003	$ 52,606

[1]	Corresponds to Promissory Notes